Loans and Allowance for Credit Losses - Summary of Loans and Acceptances Outstanding and Undrawn Commitments (Parenthetical) (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total exposure	$ 1,931,513	$ 1,652,901
Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	287,090	244,400
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure	283,547	271,435
Residential mortgages [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	759	818
Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure	196,484	180,590
Personal [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	103,583	88,120
Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure	45,939	39,861
Credit cards [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	26,524	21,826
Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure	12,156	11,387
Small business [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	7,284	6,888
Business [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure		113,900
Sovereign [member]
Disclosure of credit risk exposure [line items]
Total exposure	215,071	182,933
Sovereign [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	13,160	11,406
Banks [member]
Disclosure of credit risk exposure [line items]
Total exposure	285,430	268,409
Banks [member] | Undrawn loan commitments [member] | Lending related and other [member] | Loans and acceptances [member]
Disclosure of credit risk exposure [line items]
Total exposure	$ 2,710	$ 1,423